2. Basis of Preparation	12 Months Ended
Jun. 30, 2020
Notes
2. Basis of Preparation

2.   Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and the interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). The policies presented in Note 3 were consistently applied to all periods presented.

The Company's Board of Directors, upon the recommendation of its Audit Committee, has approved these financial statements on 27 October 2020.

Basis of Consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany transactions and balances have been eliminated. These consolidated financial statements include the accounts of the Company and its subsidiaries as follows:

•PT Continental Hilir Indonesia ("PT-CHI"), an entity incorporated in Indonesia on 12 September 2017, which is 100% owned and controlled by the Company.

•PT Kilang Kaltim Continental ("KKC"), an entity incorporated in Indonesia on 5 December 2017, which is 100% owned and controlled by the Company.

•Continental Hilir Indonesia Pte. Ltd. ("CHI") since its acquisition on 31 August 2017 (Note 6). CHI was incorporated in Singapore and was 100% owned and controlled by the Company. CHI was wound up and struck off the register of active Singaporean companies as the entity was no longer required after the incorporation of the Company's Indonesian subsidiaries in 2017. These consolidated financial statements include the accounts of CHI until 10 December 2018, the date of CHI's dissolution.

These consolidated financial statements have been prepared on a historical cost basis using the accrual basis of accounting and are presented in United States ("U.S.") dollars, the functional currency of the Company and its subsidiaries, except when otherwise indicated. When foreign exchange conversion is required for accounting and presentation purposes the Company uniformly applies the daily average reference rate published each banking day for U.S. dollar exchange rates the Bank of Canada for Canadian dollars ("CAD") and by the Bank of Indonesia for Indonesian Rupiah ("IDR").